CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 472,085	$ 68,446	¥ 485,633	¥ 223,011
Cost of revenues	(624,494)	(90,543)	(542,530)	(209,928)
Gross profit (loss)	(152,409)	(22,097)	(56,897)	13,083
Operating expenses:
Selling expenses	(61,479)	(8,914)	(53,675)	(25,761)
General and administrative expenses	(311,160)	(45,114)	(347,746)	(294,823)
Impairment of long-lived assets	0		0	(8,500)
Operating loss	(525,048)	(76,125)	(458,318)	(316,001)
Interest expense (including interest expense to related party amounting to RMB41,918, RMB13,532 and RMB16,790 (US$2,434) for the years ended December 31, 2020, 2021 and 2022, respectively)	(120,357)	(17,450)	(73,789)	(81,359)
Foreign exchange gain (loss), net	54,982	7,972	(19,925)	(58,686)
Gain (loss) on disposal of long-lived assets	(3)			677
Interest income (including interest income from related party amounting to RMB127, RMB3,447 and RMB6,946(US$1,007) for the years ended December 31, 2019, 2020 and 2021, respectively)	10,021	1,453	5,894	8,440
Change in fair value of derivative liability	1,015	147	(39)	0
Income from equity method investments	17,647	2,559	18,163	6,021
Loss on disposal of subsidiaries	(61,546)	(8,923)	0	(14,894)
Other (expenses) income, net	(216,607)	(31,405)	(1,223)	6,312
Gain on disposal of an equity method investment			0	7,837
Loss before income tax	(839,896)	(121,772)	(529,237)	(441,653)
Income tax benefit	70,906	10,280	6,565	37,624
Net loss	(768,990)	(111,492)	(522,672)	(404,029)
Net loss attributable to noncontrolling interests	279,329	40,499	251,245	94,040
Net loss attributable to Concord Medical Services Holdings Limited	¥ (489,661)	$ (70,993)	¥ (271,427)	¥ (309,989)
Loss per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Diluted | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Weighted average number of class A and class B ordinary shares outstanding:
Basic | shares	131,053,858	131,053,858	131,053,858	131,053,858
Diluted | shares	131,053,858	131,053,858	131,053,858	131,053,858
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ (53,964)	$ (7,824)	¥ 14,821	¥ 50,856
Total other comprehensive income (loss), net of tax	(53,964)	(7,824)	14,821	50,856
Comprehensive loss	(822,954)	(119,316)	(507,851)	(353,173)
Comprehensive loss attributable to noncontrolling interests	(279,329)	(40,499)	(251,245)	(94,040)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(543,625)	(78,817)	(256,606)	(259,133)
Equipment leasing revenues
Revenues, net of value-added tax	21,966	3,185	42,484	52,906
Cost of revenues	(18,905)	(2,741)	(40,539)	(36,911)
Services and other revenues
Revenues, net of value-added tax	364,412	52,835	383,828	140,050
Cost of revenues	(518,500)	(75,175)	(441,510)	(143,443)
Medicine income
Revenues, net of value-added tax	85,707	12,426	59,321	30,055
Cost of revenues	¥ (87,089)	$ (12,627)	¥ (60,481)	¥ (29,574)